Trade and Other payables (Details 1) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Trade and Other payables
Opening provision	$ 1,192	$ 1,072
Utilised during the period	(917)	(665)
Additional provision during the year	1,157	785
Closing balance	$ 1,432	$ 1,192